SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds — 59.77%
Basic Materials — 1.60%
$ 200,000	Celanese US Holdings LLC, 5.90%, 7/5/24	$199,573
500,000	FMC Corp., 5.15%, 5/18/26	492,504
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	89,190
100,000	Nutrien Ltd., 5.90%, 11/7/24	100,055
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,624

		981,946

Communications — 0.87%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	297,212
250,000	Rogers Communications, Inc., 2.95%, 3/15/25(a)	237,662

		534,874

Consumer, Cyclical — 5.85%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(a)	193,778
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	346,574
175,000	Brunswick Corp., 0.85%, 8/18/24	165,092
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	497,635
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	297,433
275,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.09%, 4/5/24(a),(b)	275,412
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	483,203
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	159,877
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.13%, 2/26/27(b)	259,946
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(a)	255,032
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	242,306
180,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24	176,394
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	250,181

		3,602,863

Consumer, Non-cyclical — 8.74%
375,000	Amgen, Inc., 5.15%, 3/2/28	374,492
182,000	Becton Dickinson & Co., 3.36%, 6/6/24	178,129
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	273,525
475,000	CVS Health Corp., 5.00%, 2/20/26	473,035
200,000	Elevance Health, Inc., 4.90%, 2/8/26	196,672
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	239,585
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	472,724
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	550,570
225,000	Global Payments, Inc., 1.50%, 11/15/24	211,481
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	501,772
525,000	HCA, Inc., 5.20%, 6/1/28	522,042
350,000	HCA, Inc., 5.38%, 2/1/25	346,993
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	229,165

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27(a)	$175,685
400,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	374,502
275,000	Revvity, Inc., 0.85%, 9/15/24	258,785

		5,379,157

Energy — 4.94%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	90,183
400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	355,714
225,000	Enbridge, Inc., 0.55%, 10/4/23	222,005
500,000	Enbridge, Inc., 2.50%, 1/15/25	476,030
250,000	Energy Transfer LP, 4.50%, 4/15/24	246,952
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	499,577
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	196,042
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	110,741
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	244,013
600,000	TransCanada PipeLines Ltd., 6.20%, 3/9/26	600,460

		3,041,717

Financial — 24.34%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	297,826
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	497,014
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	216,421
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	107,818
250,000	Bank of America Corp., 5.08%, 1/20/27(c)	247,085
510,000	Barclays Plc, 5.30%, 8/9/26(c)	499,452
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	219,360
390,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 6.14%, 3/3/27(b)	378,482
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	159,270
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	112,979
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.86%, 6/9/27(b)	346,846
480,000	Comerica Bank, 2.50%, 7/23/24	450,477
275,000	Corebridge Financial, Inc., 3.50%, 4/4/25	262,066
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	251,787
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	318,077
475,000	Deutsche Bank AG, 4.16%, 5/13/25	458,633
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	176,014
425,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	414,831
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	265,728
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	147,411
220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	214,320
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	190,250
382,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	365,497
455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	441,957
100,000	Jackson Financial, Inc., 1.13%, 11/22/23	98,045
430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	420,679

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 6.16%, 7/23/24(b)	$200,044
425,000	KeyBank NA, 4.15%, 8/8/25	391,850
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	495,918
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	405,740
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	666,620
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	646,751
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	140,236
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	347,921
465,000	Morgan Stanley, 5.05%, 1/28/27(c)	461,086
425,000	Nasdaq, Inc., 5.65%, 6/28/25	426,061
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	343,576
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	247,694
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	287,874
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.10%, 1/21/26(a),(b)	247,218
750,000	Truist Bank, 1.50%, 3/10/25	692,524
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	580,118
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	106,408
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	392,663
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	348,003

		14,986,630

Industrial — 2.52%
200,000	Boeing Co. (The), 1.43%, 2/4/24	194,693
150,000	Boeing Co. (The), 2.20%, 2/4/26	137,744
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	265,579
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	298,031
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	409,324
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	242,542

		1,547,913

Technology — 6.08%
1,000,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1,002,284
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	225,820
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	363,000
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	94,360
525,000	Micron Technology, Inc., 5.38%, 4/15/28	520,109
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	94,803
295,000	Oracle Corp., 5.80%, 11/10/25	298,314
300,000	Qorvo, Inc., 1.75%, 12/15/24(a)	279,072
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	215,845
23,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	22,581
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	178,014

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 250,000	VMware, Inc., 1.00%, 8/15/24	$236,722
225,000	Western Digital Corp., 4.75%, 2/15/26	214,406

		3,745,330

Utilities — 4.83%
275,000	Ameren Corp., 1.95%, 3/15/27	244,609
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	97,202
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	223,663
280,000	Emera US Finance LP, 0.83%, 6/15/24	265,103
500,000	Evergy, Inc., 2.45%, 9/15/24	479,972
335,000	Eversource Energy, 4.20%, 6/27/24	329,762
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	230,049
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	319,283
190,000	Southern Co. (The), 4.48%, 8/1/24	186,565
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	296,112
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	302,140

		2,974,460

Total Corporate Bonds (Cost $38,022,888)		36,794,890

Asset Backed Securities — 24.12%
500,000	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	499,950
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	238,764
38,139	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	37,978
955,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	930,343
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	283,148
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	248,203
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	304,743
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	170,098
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	502,418
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	210,531
100,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	89,401
152,976	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	143,689
500,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	467,715
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	403,954

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	$449,051
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	494,831
27,998	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	27,659
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	376,276
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	528,347
750,000	Exeter Automobile Receivables Trust, 6.69%, 6/15/29	747,706
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(a)	792,925
220,135	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25(a)	216,385
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	305,672
300,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	298,821
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	538,717
365,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	363,933
325,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	324,158
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	972,537
195,206	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	169,313
250,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.91%, 10/17/29(a),(b)	245,675
6,284	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	6,274
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	382,454
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	378,058
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	467,001
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	184,730
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(a)	525,756
428,880	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	379,629
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	484,985
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	399,606

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 268,800	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(a)	$259,888

Total Asset Backed Securities (Cost $15,422,129)		14,851,322

Collateralized Mortgage Obligations — 13.72%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.92%, 1/20/37(a),(b)	314,462
318,264	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 7.15%, 4/25/29(a),(b)	318,584
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.62%, 10/15/36(a),(b)	209,778
254,847	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.59%, 10/15/38(a),(b)	242,704
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.04%, 6/15/27(a),(b)	494,140
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.97%, 3/15/39(a),(b)	385,277
283,846	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.99%, 4/15/37(a),(b)	272,166
500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.81%, 2/10/47(a),(d)	398,686
181,526	Connecticut Avenue Securities Trust, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 3/25/42(a),(b)	181,821
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.97%, 12/25/41(a),(b)	201,593
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 8.57%, 3/25/42(a),(b)	254,902
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 3/25/42(a),(b)	110,220
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.550%), 8.62%, 5/25/43(a),(b)	373,328
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 6/25/43(a),(b)	277,830
499,299	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.95%, 4/25/29(a),(b)	498,699
500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(d)	434,493
176,908	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.97%, 11/25/41(a),(b)	175,473
117,777	Freddie Mac STACR REMIC Trust, (Secured Overnight Financing Rate 30 Day Average + 2.100%), 7.17%, 3/25/43(a),(b)	117,894

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 529,031	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, (Secured Overnight Financing Rate 30 Day Average + 0.950%), 6.02%, 12/25/41(a),(b)	$513,068
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 7.47%, 2/25/42(a),(b)	453,904
186,974	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 4/25/42(a),(b)	187,354
531,201	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 5/25/43(a),(b)	531,743
650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 3.350%), 8.42%, 6/25/43(a),(b)	656,500
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.10%, 1/15/39(a),(b)	377,947
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(d)	462,425

Total Collateralized Mortgage Obligations (Cost $8,737,715)		8,444,991

U.S. Government Agency Backed Mortgages — 0.01%
Fannie Mae — 0.01%
1,604	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 6.10%, 10/25/31(b)	1,626
1,270	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 5.90%, 11/25/39(b)	1,278

		2,904

Freddie Mac — 0.00%
1,268	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 6.19%, 3/15/32(b)	1,287
1,399	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 6.19%, 3/15/32(b)	1,423
294	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 5.69%, 11/15/40(b)	295

		3,005

Total U.S. Government Agency Backed Mortgages (Cost $5,826)		5,909

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Investment Company — 2.90%
1,786,205	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$1,786,205

Total Investment Company (Cost $1,786,205)		1,786,205

Total Investments (Cost $63,974,763) — 100.52%		$61,883,317
Liabilities in excess of other assets — (0.52)%		(318,164)

NET ASSETS — 100.00%		$61,565,153

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.
(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	44	September 2023	$(99,031)	USD$	8,947,125	Barclays Capital Group

Total			$(99,031)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar